Leases - Supplemental disclosure of cash flow information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating cash flows from operating leases	$ 50	$ 49	$ 100	$ 98	$ 197	$ 194